Filed pursuant to Rule 497(e)

File Registration Nos.: 811-22378 and 333-164298

September 8, 2016

DOUBLELINE FUNDS TRUST

DoubleLine Low Duration Bond Fund

DoubleLine Floating Rate Fund

DoubleLine Ultra Short Bond Fund

DoubleLine Multi-Asset Growth Fund

DoubleLine Core Fixed Income Fund

DoubleLine Flexible Income Fund

Supplement dated September 8, 2016 to the Prospectus for Class I and Class N shares of DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Core Fixed Income Fund, and DoubleLine Flexible Income Fund, and for Class A and Class I shares of DoubleLine Multi-Asset Growth Fund dated July 29, 2016 (the “Prospectus”). This Supplement updates certain information contained in the above-dated Prospectus. Please review this important information carefully.

Effective immediately, the portfolio managers for DoubleLine Low Duration Bond Fund are Philip A. Barach, Robert Cohen and Luz M. Padilla; the portfolio manager for DoubleLine Floating Rate Fund is Robert Cohen; the portfolio managers for DoubleLine Ultra Short Bond Fund are Jeffrey Lee and Monica Erickson; the portfolio managers for DoubleLine Multi-Asset Growth Fund are Jeffrey E. Gundlach, Samuel Garza and Jeffrey J. Sherman; the portfolio managers for DoubleLine Core Fixed Income Fund are Jeffrey E. Gundlach and Jeffrey J. Sherman; and the portfolio managers for DoubleLine Flexible Income Fund are Jeffrey E. Gundlach and Jeffrey J. Sherman.

In addition, the Portfolio Managers table in the Prospectus under “Management of the Funds – Portfolio Managers” is hereby deleted and replaced in its entirety with the following:

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
Jeffrey E. Gundlach

DoubleLine Total Return Bond Fund

(since inception 2010)

DoubleLine Core Fixed Income Fund

(since inception 2010)

DoubleLine Multi-Asset Growth Fund (since inception 2010)

DoubleLine Shiller Enhanced CAPE®

(since inception 2013)

DoubleLine Flexible Income Fund

(since inception 2014)

DoubleLine Long Duration Total Return Bond Fund

(since inception 2014)

DoubleLine Global Bond Fund

(since inception 2015)

Mr. Gundlach is the founder and Chief Executive Officer (CEO) of the Adviser and is Chief Investment Officer (CIO) of DoubleLine Capital. Mr. Gundlach has been CEO and CIO of DoubleLine Capital since its inception in December 2009.

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
Philip A. Barach	DoubleLine Total Return Bond Fund (since inception 2010) DoubleLine Low Duration Bond Fund (since inception 2011)	Mr. Barach is a co-founder and has been President of DoubleLine Capital since its inception in 2009.

Luz M. Padilla

DoubleLine Emerging Markets Fixed Income Fund

(since inception 2010)

DoubleLine Low Duration Bond Fund (since inception 2011)

DoubleLine Low Duration Emerging Markets Fixed Income Fund

(since inception 2014)

Ms. Padilla joined DoubleLine Capital in 2009 as the Director of the Emerging Markets Group and is its lead Portfolio Manager

Jeffrey J. Sherman

DoubleLine Multi-Asset Growth Fund

(since inception 2010)

DoubleLine Shiller Enhanced CAPE®

(since inception 2013)

DoubleLine Strategic Commodity Fund

(since inception 2015)

DoubleLine Core Fixed Income Fund

(since September 2016)

DoubleLine Flexible Income Fund

(since September 2016)

Mr. Sherman was named as DoubleLine’s Deputy Chief Investment Officer in June 2016. He has been a Portfolio Manager of DoubleLine Capital since September 2010. He has been President of DoubleLine Commodity since April 2015.

Robert Cohen	DoubleLine Floating Rate Fund (since inception 2013) DoubleLine Low Duration Bond Fund (since September 2016)	Mr. Cohen was named as DoubleLine’s Director of Global Developed Credit in September 2016. He has been a Portfolio Manager of DoubleLine Capital since July 2012. Prior to DoubleLine Capital, he was a Senior Credit Analyst at West Gate Horizons Advisors (and its predecessor entity, ING Capital Advisors) since 2001.

Mark W. Christensen	DoubleLine Low Duration Emerging Markets Fixed Income Fund (since inception 2014) DoubleLine Emerging Markets Fixed Income Fund (since December 2015)	Mr. Christensen joined DoubleLine in 2009 as a Portfolio Manager and Senior Credit Analyst.

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years
Su Fei Koo	DoubleLine Low Duration Emerging Markets Fixed Income Fund (since inception 2014) DoubleLine Emerging Markets Fixed Income Fund (since December 2015)	Ms. Koo joined DoubleLine in 2009 as a Portfolio Manager and Senior Credit Analyst.

Vitaliy Liberman	DoubleLine Long Duration Total Return Bond Fund (since inception 2014)	Mr. Liberman joined DoubleLine in 2009 as part of the portfolio management and trading team specializing in trading mortgages and mortgage credit securities and has served as a Portfolio Manager since April 2010. Mr. Liberman graduated from the California State University at Northridge earning both a BS and an MS in Applied Mathematics. He is a CFA charterholder.

Damien Contes	DoubleLine Infrastructure Income Fund (since inception 2016)	Mr. Contes is a Global Infrastructure Investments portfolio manager. He joined DoubleLine Capital in 2013 as a member of the Emerging Markets Fixed Income group focusing on transportation and energy sectors. Prior to joining DoubleLine Capital, he was a member of the investment team at ICE Canyon, LLC for six years.

Andrew Hsu	DoubleLine Infrastructure Income Fund (since inception 2016)	Mr. Hsu is a Global Infrastructure Investments portfolio manager. He has been a member of the investment team at DoubleLine Capital since 2009 focusing on structured products.

William Campbell	DoubleLine Global Bond Fund (since July 2016)	Mr. Campbell joined DoubleLine in 2013 as an Emerging Markets sovereign analyst. He covers Developed Markets, Central & Eastern Europe, Middle East and Africa (CEEMEA), and China. Prior to joining DoubleLine, Mr. Campbell worked for Peridiem Global Investors as a Global Fixed Income Research Analyst and Portfolio Manager beginning in March 2011. Mr. Campbell received his BS in Business Economics and International Business, as well as his BA in English, from Pennsylvania State University. He received his MA in Mathematics, with a focus on Mathematical Finance, from Boston University.

Valerie Ho	DoubleLine Global Bond Fund (since July 2016)	Ms. Ho joined DoubleLine in 2009 as an Emerging Markets sovereign analyst. She covers Latin America and Emerging Asia excluding China. She holds a BS in Mathematics/Economics, and a Specialization in Computer Programming from University of California at Los Angeles. She is a CFA charterholder.

Monica Erickson	DoubleLine Ultra Short Bond Fund (since September 2016)	Ms. Erickson joined DoubleLine’s Global Developed Credit Group in 2009. She is a portfolio manager and also serves as a senior credit analyst within the group. She also participates on the Fixed Income Asset Allocation committee.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)

File Registration Nos.: 811-22378 and 333-164298

September 8, 2016

DOUBLELINE FUNDS TRUST

DoubleLine Low Duration Bond Fund

DoubleLine Floating Rate Fund

DoubleLine Ultra Short Bond Fund

DoubleLine Multi-Asset Growth Fund

DoubleLine Core Fixed Income Fund

DoubleLine Flexible Income Fund

Supplement dated September 8, 2016 to the Statement of Additional Information for Class I and Class N shares of DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Core Fixed Income Fund, and DoubleLine Flexible Income Fund, and for Class A and Class I shares of DoubleLine Multi-Asset Growth Fund dated July 29, 2016 (the “SAI”). This Supplement updates certain information contained in the above-dated SAI. Please review this important information carefully.

Effective immediately, the portfolio managers for DoubleLine Low Duration Bond Fund are Philip A. Barach, Robert Cohen and Luz M. Padilla; the portfolio manager for DoubleLine Floating Rate Fund is Robert Cohen; the portfolio managers for DoubleLine Ultra Short Bond Fund are Jeffrey Lee and Monica Erickson; the portfolio managers for DoubleLine Multi-Asset Growth Fund are Jeffrey E. Gundlach, Samuel Garza and Jeffrey J. Sherman; the portfolio managers for DoubleLine Core Fixed Income Fund are Jeffrey E. Gundlach and Jeffrey J. Sherman; and the portfolio managers for DoubleLine Flexible Income Fund are Jeffrey E. Gundlach and Jeffrey J. Sherman.

The Other Managed Accounts table in the SAI under the heading “Portfolio Management – Ownership of Securities and Other Managed Accounts” is hereby deleted and replaced in its entirety with the following:

								Performance Fee Accounts
	Registered Investment Companies			Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($Million)		Number of Accounts	Total Assets ($Million)	Number of Accounts	Total Assets ($Million)	Number of Accounts	Total Assets ($Million)	Number of Accounts	Total Assets ($Million)	Number of Accounts	Total Assets ($Million)
Jeffrey E. Gundlach	26	$82,862.6	(1)	19	$7,541.3	52	$7,752.8	0	$0	4	$3,191.4	1	$969.6
Philip A. Barach	11	$68,621.9	(2)	7	$3,428.2	30	$3,464.5	0	$0	4	$3,175.4	0	$0
Luz M. Padilla	10	$8,448.9	(3)	0	$0	4	$1,270.0	0	$0	0	$0	1	$696.6
Jeffrey J. Sherman	4	$1,941.6	(4)	0	$0	1	$77.5	0	$0	0	$0	0	$0
Samuel Garza	1	$150.8	(5)	0	$0	0	$0	0	$0	0	$0	0	$0
Robert Cohen	1	$285.0	(6)	0	$0	0	$0	0	$0	0	$0	0	$0
Mark Christensen	0	$0	(7)	0	$0	2	$97.0	0	$0	1	$115.6	0	$0
Su Fei Koo	2	$1,019.9	(8)	0	$0	0	$0	0	$0	0	$0	0	$0
Vitaliy Liberman	1	$78.7	(9)	0	$0	0	$0	0	$0	0	$0	0	$0
Jeffrey Lee	1	$5.0	(10)	0	$0	0	$0	0	$0	0	$0	0	$0
Damien Contes	1	$80.3	(11)	0	$0	0	$0	0	$0	0	$0	0	$0
Andrew Hsu	1	$80.3	(12)	0	$0	0	$0	0	$0	0	$0	0	$0
William Campbell	0	$0	(13)	0	$0	0	$0	0	$0	0	$0	0	$0
Valerie Ho	0	$0	(14)	0	$0	0	$0	0	$0	0	$0	0	$0
Monica Erickson	0	$0	(15)	0	$0	0	$0	0	$0	0	$0	0	$0

(1)	Mr. Gundlach manages the Total Return Bond Fund with total assets of $61,359,246,877, the Core Fixed Income Fund with total assets of $7,040,851,750, the Multi-Asset Growth Fund with total assets of $196,636,378, Shiller Enhanced CAPE® with total assets of $1,061,552,880, the Flexible Income Fund with total assets of $260,009,984, the Long Duration Total Return Bond Fund with total assets of $78,059,642, and the Global Bond Fund with total assets of $227,264,842.
(2)	Mr. Barach manages the Total Return Bond Fund with total assets of $61,359,246,877, and the Low Duration Bond Fund with total assets of $3,038,775,662.
(3)	Ms. Padilla manages the Emerging Markets Fixed Income Fund with total assets of $821,679,393, the Low Duration Bond Fund with total assets of $3,038,775,662, and the Low Duration Emerging Markets Fixed Income Fund with total assets of $199,027,917.

(4)	Mr. Sherman manages the Multi-Asset Growth Fund with total assets of $196,636,378, the Shiller Enhanced CAPE® with total assets of $1,061,552,880, the Core Fixed Income Fund with total assets of $7,040,851,750, and the Flexible Income Fund with total assets of $260,009,984.
(5)	Mr. Garza manages the Multi-Asset Growth Fund with total assets of $196,636,378.
(6)	Mr. Cohen manages the Floating Rate Fund with total assets of $308,912,774 and the Low Duration Bond Fund with total assets of $3,038,775,662.
(7)	Mr. Christensen manages the Low Duration Emerging Markets Fixed Income Fund with total assets of $199,027,917 and the Emerging Markets Fixed Income Fund with total assets of $821,679,393.
(8)	Ms. Koo manages the Low Duration Emerging Markets Fixed Income Fund with total assets of $199,027,917 and the Emerging Markets Fixed Income Fund with total assets of $821,679,393.
(9)	Mr. Liberman manages the Long Duration Total Return Bond Fund with total assets of $78,059,642.
(10)	Mr. Lee manages the Ultra Short Bond Fund. The Ultra Short Bond Fund commenced operations on June 30, 2016, and therefore, did not have any assets as of June 30, 2016.
(11)	Damien Contes manages the Infrastructure Income Fund with total assets of $89,225,661.
(12)	Andrew Hsu manages the Infrastructure Income Fund with total assets of $89,225,661.
(13)	William Campbell manages the Global Bond Fund with total assets of $227,264,842.
(14)	Valerie Ho manages the Global Bond Fund with total assets of $227,264,842.
(15)	Monica Erickson manages the Ultra Short Bond Fund. The Ultra Short Bond Fund commenced operations on June 30, 2016, and therefore, did not have any assets as of June 30, 2016.

In addition, the Ownership of Securities table in the SAI under the heading “Portfolio Management – Ownership of Securities and Other Managed Accounts” is hereby deleted and replaced in its entirety with the following:

Name of Portfolio Manager
Fund Name	Jeffrey E. Gundlach	Philip A. Barach	Luz M. Padilla	Jeffrey J. Sherman	Samuel Garza	Robert Cohen	Mark W. Christensen	Su Fei Koo	Vitaliy Liberman	Jeffrey Lee	Damien Contes	Andrew Hsu	William Campbell	Valerie Ho	Monica Erickson
Total Return Bond Fund	Over $1,000,000	Over $1,000,000	$100,001- $500,000	$100,001- $500,000	$100,001- $500,000	None	None	$50,001- $100,000	None	None	None	$10,001- $50,000	$50,001- $100,000	$10,001- $50,000	None
Core Fixed Income Fund	Over $1,000,000	$50,001- $100,000	$100,001- $500,000	None	$10,001- $50,000	None	None	None	None	None	None	None	None	None	None
Emerging Markets Fixed Income Fund	$100,001- $500,000	Over $1,000,000	$500,001- $1,000,000	$10,001- $50,000	$10,001- $50,000	None	$500,001- $1,000,000	$500,001- $1,000,000	None	None	$10,001- $50,000	$1- $10,000	None	$1- $10,000	None
Low Duration Bond Fund	None	Over $1,000,000	None	None	None	$10,001- $50,000	None	None	None	None	None	None	None	None	None
Floating Rate Fund	None	None	None	None	$10,001- $50,000	None	None	None	None	None	None	None	None	None	None
Flexible Income Fund	None	None	None	None	None	None	None	None	None	None	None	None	None	None	None
Low Duration Emerging Markets Fixed Income Fund	None	None	Over $1,000,000	None	None	None	None	None	None	None	None	None	None	None	None
Long Duration Total Return Bond Fund	None	None	None	None	None	None	None	None	None	None	None	None	None	None	None
Strategic Commodity Fund[1]	None	None	None	$100,001- $500,000	None	None	None	None	None	None	None	None	None	None	None
Global Bond Fund[2]	None	None	None	None	None	None	None	None	None	None	None	None	None	None	None
Ultra Short Bond Fund[3]	None	None	None	None	None	None	None	None	None	None	None	None	None	None	None
Infrastructure Income Fund[4]	None	None	None	None	None	None	None	None	None	None	None	None	None	None	None
Multi-Asset Growth Fund	None	None	None	$10,001- $50,000	$10,001- $50,000	None	None	None	None	None	None	None	None	$1- $10,000	None
Shiller Enhanced CAPE	None	None	None	$100,001- $500,000	None	None	None	None	None	None	$10,001- $50,000	$1- $10,000	None	None	None

1	The Strategic Commodity Fund commenced operations on May 18, 2015.

2	The Global Bond Fund commenced operations on December 17, 2015.
3	The Ultra Short Bond Fund commenced operations on June 30, 2016.
4	The Infrastructure Income Fund commenced operations on April 1, 2016.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE